INCOME TAXES - Income Tax Expense / (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current tax
PRC	$ 32
Total current tax	46	$ 9
Deferred tax
Total deferred tax	(107)	(48)	$ 40
Income tax expense / (benefit)	(61)	(39)	40
Hong Kong
Current tax
Foreign	14
Deferred tax
Foreign	$ (107)
Singapore and other regions
Current tax
Foreign		9
Deferred tax
Foreign		$ (48)	$ 40